     As filed with the Securities and Exchange Commission on July 24, 2001

                                                     Registration No.   2-78738
                                                                      811-03530

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--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                              ---------------------

                                    FORM N-4

                         POST-EFFECTIVE AMENDMENT NO. 25

                                       to
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                                       and

                                AMENDMENT NO. 25

                                        to

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               /X/

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               (Name of Depositor)

                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts  02481
                            (Address of Depositor's
                          Principal Executive Offices)

                  Depositor's Telephone Number:  (781) 237-6030

          Edward M. Shea, Assistant Vice President and Senior Counsel
                   Sun Life Assurance Company of Canada (U.S.)
                       Retirement Products & Services
                                 One Copley Place
                            Boston, Massachusetts  02116
                      (Name and Address of Agent for Service)

                         Copies of Communications to:

                              Joan E. Boros, Esq.
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                     1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                            Washington, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On (date) pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Prospectus dated May 1, 2001 (incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-78738) filed
May 1, 2001).

                         SUPPLEMENT DATED JULY 24, 2001

                                       TO

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                                   COMPASS I

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Pursuant to a plan of reorganization adopted by the shareholders of the MFS Global Governments Fund on July 23, 2001, the MFS Global Governments Fund will cease to exist as of August 6, 2001.

      As a result of this action, the Prospectus, dated May 1, 2001, for Compass I is hereby supplemented to delete all references to the MFS Global Governments Fund, EFFECTIVE AUGUST 6, 2001.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION


     Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-78738) filed May 1, 2001 is the Statement of Additional Information, dated May 1, 2001.

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-78738) filed May 1, 2001:

A.   Condensed Financial Information -- Accumulation Unit Value (Part A)

B.   Financial Statements of the Registrant: (Part B)

     1.   Statement of Condition, December 31, 2000;

     2.   Statement of Operations, Year Ended December 31, 2000;

     3. Statements of Changes in Net Assets, Years Ended December 31, 2000 and 1999;

     4.   Notes to Financial Statements;

     5.   Independent Auditors' Report;

C.   Financial Statements of the Depositor:


     1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999 and 1998;

     2.   Consolidated Balance Sheets, December 31, 2000 and 1999;

     3. Consolidated Statements of Comprehensive Income Years Ended December 31, 2000, 1999 and 1998;

     4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999 and 1998;

     5. Consolidated Statements of Cash Flows, Years Ended December 31, 2000, 1999 and 1998;

     6.   Notes to Consolidated Financial Statements; and

     7.   Independent Auditors' Report;

     (b) The following Exhibits are incorporated in this Amendment to the Registration Statement by reference unless otherwise indicated:

     (1) Resolution of Board of Directors of the depositor dated March 31, 1982 authorizing the establishment of the Registrant (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

     (2) Custodian Agreement between State Street Bank and Trust Company and the depositor dated November 1, 1982 (Filed as Exhibit A.(2) to Amendment No. 1 to the Registration Statement on Form N-8B-2);

     (3) (a) Form of Marketing Coordination and Administrative Services Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

          (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

          (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

          (b)(iii) Specimen General Agent Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

     (4) Flexible Payment Deferred Combination Variable and Fixed Annuity Contract (Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-4, File No. 2-78738, filed on April 16, 1998);

     (5)  Not Applicable;

     (6) Certificate of Incorporation and By-laws of the Depositor (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
          1997);

     (7)  Not Applicable;

     (8)  None;

     (9)  Previously filed;

     (10) (a) Consent of Deloitte & Touche*;

          (b) Representation of Counsel*

     (11) None;

     (12) Not Applicable;

     (13) Not Applicable;

     (14) Not Applicable; and

     (15) Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001);

     (16) Organizational Chart of Sun Life Assurance Company of Canada (Incorporated by reference from Post-Effective Amendment
          No. 3 to the Registration Statement on Form N-4 File No. 333-30844, filed February 9, 2001).






* Filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ---------------------

Donald A. Stewart                              Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                                Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III                          President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481

David D. Horn                                  Director
Strong Road
New Vineyard, ME 04956




Angus A. MacNaughton                           Director
Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA 94104

S. Caesar Raboy                                Director
220 Boylston Street
Boston, MA 02110

William W. Stinson                             Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 - 2nd Street S.W.
Calgary, Alberta
Canada T2P 4Z5

James C. Baillie                               Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario M5K1NZ

James M.A. Anderson                            Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02481

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ---------------------


Peter F. Demuth                                Vice President and Chief
One Sun Life Executive Park                    Counsel and Assistant Secretary
Wellesley Hills, MA  02481

Ronald J. Fernandes                            Vice President, Retirement
One Copley Place                               Products and Services
Boston, MA  02116


Ellen B. King                                  Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Davey S. Scoon                                 Vice President, Finance and
One Sun Life Executive Park                    Treasurer
Wellesley Hills, MA 02481

Robert P. Vrolyk                               Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), an indirect wholly-owned subsidiary of Sun Life Financial Series of Canada Inc.

The organizational chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:

     As of July 13, 2001 there were 3,581 Contracts, all of which were established pursuant to qualified plans, issued and outstanding pursuant to this Registration Statement.

Item 28.  INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit A.(6)(b) to Form N-8B-2, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life of Canada (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life of Canada (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life of Canada (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life of Canada (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                            Positions and Officers
Business Address*                             with Underwriter
-----------------                             ----------------
William Franca................................President
Davey S. Scoon................................Treasurer and Director
James M. A. Anderson..........................Director
Ronald J. Fernandes...........................Director
James A. McNulty, III.........................Director
George E. Maden...............................Secretary and Clerk
William T. Evers..............................Assistant Secretary and Clerk
Maura A. Murphy...............................Assistant Secretary and Clerk
Norton A. Goss, II............................Vice President & Chief Compliance Officer
Stephen J. Yarina.............................Tax Officer
Michael L. Gentile............................Vice President
Imants Saksons................................Vice President

------------------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

     (c)  Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or part, by Sun Life Assurance Company of Canada (U.S.), at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and One Copley Place, Boston, Massachusetts 02116, or at the offices of the custodian, State Street Bank and Trust Company, at either 225 Franklin Street, Boston, Massachusetts 02110 or 5-West, North Quincy, Massachusetts 02171.

Item 31.  MANAGEMENT SERVICES

     Not Applicable.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 23 to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 24th day of July, 2001.

                                               Sun Life of Canada (U.S.)
                                                Variable Account C

                                               (Registrant)


                                               Sun Life Assurance Company of
                                               Canada (U.S.)

                                               (Depositor)


                                               By:  /s/ JAMES A. McNULTY, III
                                                 ------------------------------
                                                        James A. McNulty, III
                                                        President

Attest:         /s/ EDWARD M. SHEA
                --------------------------------
                    Edward M. Shea
                    Assistant Vice President and
                    Senior Counsel

       As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

      Signature                         Title                    Date
      ---------                         -----                    ----

  /s/ JAMES A. McNULTY, III       President and Director      July 24, 2001
---------------------------        (Principal Executive
      James A. McNulty                   Officer)


   /s/ DAVEY S. SCOON            Vice President, Finance
---------------------------           and Treasurer
       Davey S. Scoon            (Principal Financial &       July 24, 2001
                                   Accounting Officer)

  /s/  SANDRA M. DADALT          Attorney-in-Fact for:        July 24, 2001
--------------------------       Donald A. Stewart,
      Sandra M. DaDalt             Chairman and Director
                                 C. James Prieur, Vice
                                   Chairman and Director
                                 James C. Baillie, Director
                                 David D. Horn, Director
                                 Angus A. MacNaughton, Director
                                 S. Caesar Raboy, Director
                                 William W. Stinson, Director